DECONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2012
Breakdown of Retained Investment at Deconsolidation Date

The following is a breakdown of our retained investment at the date of deconsolidation:

(in US$ thousands)	Amount
Cash	$12,903
Other current assets	1,266
Fixed assets / non-current assets	1,679
Prepaid licensing and royalty	5,339
Intangible assets	1,098

Total assets of T2CN	22,285
Total liabilities of T2CN	(12,331)

Net equity of T2CN	9,954
Noncontrolling interest	(3,276)
Goodwill acquired	17,500
Advances to T2CN Operating Entities	1,405

$25,583